UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2006

Item 1. Reports to Stockholders

Semiannual Report July 31, 2006

EATON VANCE
HIGH YIELD
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Yield Municipals Fund as of July 31, 2006
INVESTMENT UPDATE

Performance for the Six Months Ended July 31, 2006

•       The Fund’s Class A shares had a total return of 4.68% for the six months ended July 31, 2006.(1) This return was the result of an increase in net asset value (NAV) per share to $10.47 on July 31, 2006, from $10.24 on January 31, 2006, and the reinvestment of $0.245 in dividends.(2)

•       The Fund’s Class B shares had a total return of 4.31% for the same period.(1) This return was the result of an increase in NAV per share to $10.44 on July 31, 2006, from $10.21 on January 31, 2006, and the reinvestment of $0.207 in dividends.(2)

•       The Fund’s Class C shares had a total return of 4.38% for the same period.(1) This return was the result of an increase in NAV per share to $9.69 on July 31, 2006, from $9.47 on January 31, 2006, and the reinvestment of $0.192 in dividends.(2)

Economic and Market Conditions

The economy expanded at an estimated 2.9% pace in the second quarter of 2006, a downshift from the 5.6% rate achieved in the first quarter. Even with a cooling housing market, the economy generated respectable growth in the first half of 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs and appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

As of July 31, 2006, investor sentiment regarding the Fed’s monetary policy appeared to have stabilized, as investors began to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). By the end of the period, the Fed had raised rates at each of the last 17 Open Market Committee meetings, including four occasions in the six-month period. At July 31, 2006, the Federal Funds rate stood at 5.25%.

Supply for the first half of the year has been lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds, as demand has remained strong. This was especially true within the high-yield segment, resulting in a further spread tightening.

For the six months ended July 31, 2006, the Lehman Brothers Municipal Bond Index(3) (the “Index”), an unmanaged index of municipal bonds, posted a modest gain of 1.20%. For more information about the Fund’s performance and that of funds in the same Lipper Classification(3), see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the municipal yield curve was a relatively attractive place to be positioned.

During the six months ended July 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices remained elevated. The economy moderated in the second quarter after strong first quarter growth, while inflation expectations remained contained. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Fund’s duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates. With quality spreads having narrowed dramatically, the Fund remained selective with respect to new issues, focusing on sectors less likely to be impacted by a potential slowdown in the economy.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s return during the period. Finally, management continued to monitor closely call protection in the Fund. Call protection remains an important strategic consideration for municipal bond investors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)      These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)      A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state and local taxes.

(3)      It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

1

Eaton Vance High Yield Municipals Fund as of July 31, 2006
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	4.68%	4.31%	4.38%
One Year	6.97	6.29	6.22
Five Years	7.39	6.64	6.62
Ten Years	6.39	5.63	N.A.
Life of Fund†	6.85	6.02	5.10
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.28%	-0.69%	3.38%
One Year	1.92	1.29	5.22
Five Years	6.34	6.33	6.62
Ten Years	5.88	5.63	N.A.
Life of Fund†	6.37	6.02	5.10

†Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

(1)      Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.20%
One Year	2.55
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)

Lipper High Yield Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.87%
One Year	4.70
Five Years	5.78
Ten Years	5.38

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.63%	3.89%	3.89%
Taxable-Equivalent Distribution Rate (4),(5)	7.12	5.98	5.98
SEC 30-day Yield (6)	4.25	3.76	3.72
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.54	5.78	5.72

Portfolio Managers:   Cynthia J. Clemson
Thomas M. Metzold, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	245
• Average Maturity:	25.2 years
• Average Effective Maturity:	12.2 years
• Average Rating:	BBB+
• Average Call Protection:	7.9 years
• Average Dollar Price:	$100.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com

(2)      It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3)      The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper High Yield Municipal Debt Funds Classification contained 82, 81, 70, and 35 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4)      The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)      Taxable-equivalent figure assumes a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent rates.

(6)      The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7)      As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8)      Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance High Yield Municipals Fund as of July 31, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 – July 31, 2006)

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Yield Municipals Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period* (2/1/06 – 7/31/06)
Actual
Class A	$1,000.00	$1,046.80	$4.47
Class B	$1,000.00	$1,043.10	$8.26
Class C	$1,000.00	$1,043.80	$8.26
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.41
Class B	$1,000.00	$1,016.70	$8.15
Class C	$1,000.00	$1,016.70	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

3

Eaton Vance High Yield Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.5%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,062,650
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,925,509
4,820	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,974,963
2,050	Pennsylvania Economic Development Financing, (Colver), (AMT), 5.125%, 12/1/15	2,032,472
		$15,995,594
Education — 0.6%
$3,000	California Educational Facilities Authority, (Stanford University), Residual Certificates, Variable Rate, 9.42%, 12/1/32(1)(2)	$3,547,920
1,075	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	1,094,361
2,000	New Hampshire HEFA, (Colby-Sawyer College), 7.50%, 6/1/26	2,043,940
		$6,686,221
Electric Utilities — 10.0%
$28,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$27,545,840
4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	5,063,910
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,329,790
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,571,775
16,000	Farmington, NM, Pollution Control Revenue, 4.875%, 4/1/33	15,904,480
22,100	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	22,195,030
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,274,320
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,084,822
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,504,635
3,750	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	4,022,662
7,700	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	8,259,867
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	3,104,400
		$103,861,531

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 4.1%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$12,535,000
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	5,301,040
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,419,590
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,628,270
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,849,500
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18(3)	4,165,524
1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,925,306
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,633,092
3,620	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,923,646
		$42,380,968
General Obligations — 6.3%
$3,390	California, 4.625%, 5/1/30	$3,334,573
16,500	California, 4.75%, 9/1/35	16,409,250
1,195	California, 5.00%, 2/1/32	1,216,390
2,200	California, 5.25%, 2/1/30	2,272,578
2,000	California, 5.25%, 2/1/33	2,072,900
15,420	California, 5.25%, 4/1/34(4)	16,063,477
2,700	California, (AMT), 5.05%, 12/1/36	2,704,590
3,000	New York, NY, Variable Rate, 6.309%, 6/1/28(1)(2)	3,416,970
10,000	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	10,087,400
7,600	Puerto Rico Public Buildings Authority, Government Facilities, 5.25%, 7/1/33	7,860,680
		$65,438,808
Health Care-Miscellaneous — 1.7%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,903,920
1,089	Osceola County, FL, IDA, Community Provider Pooled Loan-93, 7.75%, 7/1/17	1,089,947
2,077	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	2,149,934

See notes to financial statements

4

Eaton Vance High Yield Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$1,070	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	$1,110,975
885	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	918,852
1,934	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	2,043,054
1,625	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,721,092
317	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	335,922
720	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	750,961
1,995	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	1,998,449
805	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	841,871
1,610	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,680,427
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	525,529
		$18,070,933
Hospital — 14.7%
$4,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,043,440
7,650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	7,734,991
5,000	California Health Facilities Financing Authority, (Kaiser Foundation Health Plan), 5.00%, 4/1/37	5,056,250
7,955	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	7,997,957
19,600	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	20,156,640
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	2,008,780
6,700	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	6,704,020
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	3,998,319

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,190	Chautauqua County, NY, IDA, (Women's Christian Association), 6.40%, 11/15/29	$2,278,257
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	616,410
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	901,084
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,057,470
9,250	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	9,349,345
2,255	Hillsborough County, FL, IDA, (Tampa General Hospital), 5.25%, 10/1/28	2,327,498
1,780	Indiana HEFA, (Clarian Health Partners), 4.75%, 2/15/34	1,735,642
16,795	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/36	16,952,033
8,665	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	9,095,651
7,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.375%, 7/1/23	7,252,910
2,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	2,099,960
6,500	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	6,629,675
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,095,673
2,000	New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28	2,040,040
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,201,580
10,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	10,042,800
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,605,363
875	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13(5)	22,750
5,900	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	153,400
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	5,089,561
3,410	Washington County, AR, Hospital, (Regional Medical Center), 5.00%, 2/1/35	3,424,049
1,400	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,391,796
2,800	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,807,336
		$152,870,680

See notes to financial statements

5

Eaton Vance High Yield Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Housing — 4.3%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,868,600
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(1)	4,287,240
1,770	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,855,597
470	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	490,342
3,775	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(5)	3,597,613
1,500	Maricopa County, AZ, IDA, (National Health Facilities II), 6.625%, 7/1/33(5)	1,431,090
2,320	Maricopa County, AZ, IDA, (National Health Facilities II), 8.00%, 1/1/34	1,524,310
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 5.90%, 11/29/49(1)	4,051,960
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49(1)	5,298,600
3,125	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,301,969
1,395	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,439,124
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	768,840
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31(5)	1,935,760
9,830	Wisconsin Housing and Economic Development Authority, WI, (AMT), 4.875%, 3/1/36	9,655,714
		$44,506,759
Industrial Development Revenue — 14.7%
$2,230	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$2,220,195
3,065	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,467,251
4,595	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	4,618,113
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,182,057
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21(5)	300,000
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	4,064,112
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	5,035,200
13,180	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(5)(6)	13,509,500
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	8,132,459

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	$450,653
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,769,039
3,785	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,913,766
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,638,696
2,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	2,500,000
3,620	Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	3,727,514
7,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 8.00%, 10/1/35(1)(2)	9,052,890
2,730	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,678,894
590	Maryland EDA, (AFCO Cargo), (AMT), 7.34%, 7/1/24	617,075
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,332,630
5,500	Middlesex County, NJ, Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	5,785,010
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,403,910
13,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	13,303,420
3,000	New Jersey EDA, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,081,630
4,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(5)	3,868,000
500	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18(5)	450,000
4,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), 8.00%, 8/1/28	4,781,200
7,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	8,196,860
5,995	New York City, NY, IDA, (JFK International Airport), (AMT), 8.50%, 8/1/28	6,943,589
8,000	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	7,349,600
8,200	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,364,902
7,565	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	7,504,783
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	823,045
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,251,820
		$153,317,813

See notes to financial statements

6

Eaton Vance High Yield Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 0.3%
$3,335	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), Variable Rate, 7.208%, 4/1/26(1)(2)	$3,663,631
		$3,663,631
Insured-Electric Utilities — 1.6%
$4,400	Memphis, TN, Electric System, (MBIA), 5.00%, 12/1/17	$4,621,936
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 6.884%, 7/1/29(1)(2)	1,719,240
1,275	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.401%, 7/1/33(1)(2)	1,305,141
8,570	Sacramento, CA, Municipal Utility District, (Consumnes), (MBIA), 4.75%, 7/1/23	8,749,884
		$16,396,201
Insured-Escrowed / Prerefunded — 0.2%
$2,000	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 7.519%, 1/1/30(1)(2)	$2,328,660
		$2,328,660
Insured-General Obligations — 2.1%
$1,000	California, Residual Certificates, (AMBAC), Variable Rate, 8.775%, 10/1/30(1)(2)	$1,209,580
1,520	California, RITES, (AMBAC), Variable Rate, 5.967%, 2/1/28(1)(2)	1,861,529
5,000	Connecticut, (AMBAC), Variable Rate, 8.02%, 7/1/19(1)(2)	6,572,900
1,580	Mississippi, (FSA), Variable Rate, 7.945%, 11/1/21(1)(2)	2,076,736
4,900	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(1)(2)	5,618,634
3,330	Puerto Rico, RITES, (AGC), Variable Rate, 7.649%, 7/1/29(1)(2)(7)	4,602,493
		$21,941,872
Insured-Hospital — 0.3%
$2,415	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 9.533%, 8/15/27(1)(2)	$2,838,543
		$2,838,543

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 0.1%
$1,315	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.235%, 7/1/36(1)(2)	$1,489,422
		$1,489,422
Insured-Miscellaneous — 0.7%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$3,953,126
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,393,500
		$7,346,626
Insured-Special Tax Revenue — 0.8%
$8,300	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$8,315,521
		$8,315,521
Insured-Transportation — 8.3%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,283,098
1,665	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., DRIVERS, (FSA), Variable Rate, 8.55%, 11/1/18(1)(2)	2,016,981
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,574,650
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,498,600
6,600	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36	6,710,748
3,600	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), Variable Rate, 8.12%, 1/1/36(1)(2)	3,841,632
2,985	Monroe County, NY, Airport Authority, (MBIA), DRIVERS, (AMT), Variable Rate, 7.71%, 1/1/18(1)(8)	3,708,534
10,000	New Jersey Transportation Trust Fund Authority, (FGIC), 0.00%, 12/15/30	3,132,300
20,000	New Jersey Transportation Trust Fund Authority, (MBIA), 0.00%, 12/15/27	7,287,400
5,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, 6.11%, 6/15/17(1)(8)	5,309,000
12,250	Palm Beach County, FL, Airport System, (MBIA), (AMT), 5.00%, 10/1/34	12,488,998
11,305	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	10,818,546
10,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	10,769,220
770	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	789,458

See notes to financial statements

7

Eaton Vance High Yield Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$3,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.275%, 7/1/32(1)(2)	$3,247,650
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	6,246,600
		$86,723,415
Insured-Water and Sewer — 2.0%
$2,550	Connecticut Development Authority, Aquarion Water, RITES, (XLCA), (AMT), Variable Rate, 6.467%, 7/1/38(1)(2)	$2,587,434
10,000	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35	10,060,400
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,303,700
4,720	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	4,598,035
		$20,549,569
Lease Revenue / Certificates of Participation — 0.7%
$7,000	Greenville County, SC, School District, RITES, Variable Rate, 5.512%, 12/1/24(1)(2)	$7,727,020
		$7,727,020
Nursing Home — 1.6%
$2,735	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$2,850,007
2,300	Colorado HFA, (Volunteers of America), 5.75%, 7/1/20	2,322,701
3,600	Colorado HFA, (Volunteers of America), 5.875%, 7/1/28	3,634,200
1,100	Colorado HFA, (Volunteers of America), 6.00%, 7/1/29	1,116,027
2,500	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,537,475
1,160	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	966,558
2,975	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,981,813
		$16,408,781
Other Revenue — 7.2%
$8,000	California County, Tobacco Securitization Agency, 0.00%, 6/1/46	$659,360
5,895	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	6,304,997

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20(1)	$1,091,720
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	7,014,014
45,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	2,843,550
38,300	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,275,773
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26	5,960,880
2,295	Golden State Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,561,128
9,125	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.171%, 6/1/33(1)(8)	10,900,999
3,300	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.728%, 6/1/38(1)(7)(8)	3,991,383
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31(1)	5,253,739
1,984	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(1)	2,006,905
1,200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 12.065%, 10/1/32(1)(2)	1,594,236
2,194	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,211,866
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	14,980,830
3,525	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.037%, 6/1/39(1)(7)(8)	4,389,224
1,500	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09(9)	1,519,725
		$74,560,329
Senior Living / Life Care — 6.0%
$7,570	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,863,792
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(10)	2,220,175
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	2,081,640
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,230,031
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/13	455,090
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/13	431,880
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/14	409,890
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/14	389,090
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/15	369,380

See notes to financial statements

8

Eaton Vance High Yield Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/15	$350,680
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/16	333,000
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/16	316,180
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/17	300,260
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/17	285,130
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/18	270,810
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/18	257,170
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/19	244,270
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/19	231,970
7,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,382,400
2,600	Maryland HEFA, (Edenwald), 5.40%, 1/1/37	2,644,408
5,040	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	5,168,873
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,488,634
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	506,825
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,633,008
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33(5)	4,479,787
530	St. Joesph County, IN, Holy Cross Village, 5.70%, 5/15/28	534,335
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,280,199
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,659,781
2,000	Suffolk County, NY, Industrial Development Agency, (Jeffersons Ferry Project), 5.00%, 11/1/28	2,010,200
		$62,828,888
Special Tax Revenue — 5.2%
$1,330	Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	$1,325,957
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,380,672
3,270	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,550,304

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$495,880
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,182,375
560	Cascades Groveland Community Development District, FL, (Capital Improvements), 5.30%, 5/1/36	556,220
2,285	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,385,700
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	3,908,604
3,625	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,625,943
20	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32	22,396
6,660	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Variable Rate, 7.91%, 1/1/27(1)(2)	9,053,604
2,325	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	2,416,442
2,500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	2,592,875
2,250	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,384,978
6,450	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	6,459,482
2,470	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,527,131
3,755	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	3,772,498
		$53,641,061
Transportation — 2.2%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$754,140
910	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	972,799
1,180	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,275,828
400	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	404,000
1,500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45	1,503,360
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,183,663
		$23,093,790

See notes to financial statements

9

Eaton Vance High Yield Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 0.9%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,477,542
3,015	New York City, NY, Municipal Water Finance Authority, 4.50%, 6/15/33	2,939,082
		$9,416,624
	Total Tax-Exempt Investments — 98.1% (identified cost $977,931,926)	$1,022,399,260
	Other Assets, Less Liabilities — 1.9%	$19,849,590
	Net Assets — 100.0%	$1,042,248,850

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At July 31, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	15.4%
Others, representing less than 10% individually	82.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 16.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 6.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $143,268,187 or 13.7% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Defaulted bond.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(8)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(9)  When-issued security.

(10)  Security is in default and making only partial interest payments.

See notes to financial statements

10

Eaton Vance High Yield Municipals Fund as of July 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2006

Assets
Investments, at value (identified cost, $977,931,926)	$1,022,399,260
Cash	1,073,189
Receivable for investments sold	280,000
Receivable for Fund shares sold	7,399,102
Interest receivable	18,588,017
Miscellaneous receivable	914,315
Total assets	$1,050,653,883
Liabilities
Payable for Fund shares redeemed	$2,826,619
Dividends payable	2,166,658
Payable for when-issued securities	1,500,000
Payable for investments purchased	859,180
Payable to affiliate for investment advisory fees	447,118
Payable to affiliate for distribution and service fees	436,381
Accrued expenses	169,077
Total liabilities	$8,405,033
Net Assets	$1,042,248,850
Sources of Net Assets
Paid-in capital	$1,039,076,997
Accumulated net realized loss (computed on the basis of identified cost)	(37,815,711)
Accumulated distributions in excess of net investment income	(333,147)
Net unrealized appreciation (computed on the basis of identified cost)	41,320,711
Total	$1,042,248,850
Class A Shares
Net Assets	$693,051,375
Shares Outstanding	66,199,506
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.47
Maximum Offering Price Per Share (100 ÷ 95.25 of $10.47)	$10.99
Class B Shares
Net Assets	$136,106,375
Shares Outstanding	13,041,984
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.44
Class C Shares
Net Assets	$213,091,100
Shares Outstanding	21,995,577
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.69
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
July 31, 2006

Investment Income
Interest	$27,940,682
Total investment income	$27,940,682
Expenses
Investment adviser fee	$2,454,458
Trustees' fees and expenses	11,899
Distribution and service fees Class A	753,545
Class B	698,505
Class C	955,156
Transfer and dividend disbursing agent fees	171,681
Custodian fee	164,393
Registration fees	88,915
Legal and accounting services	53,233
Printing and postage	40,635
Miscellaneous	72,913
Total expenses	$5,465,333
Deduct — Reduction of custodian fee	$101,403
Total expense reductions	$101,403
Net expenses	$5,363,930
Net investment income	$22,576,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(65,352)
Financial futures contracts	12,258,267
Net realized gain (loss)	$12,192,915
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$9,004,873
Financial futures contracts	(2,611,648)
Net change in unrealized appreciation (depreciation)	$6,393,225
Net realized and unrealized gain	$18,586,140
Net increase in net assets from operations	$41,162,892

See notes to financial statements

11

Eaton Vance High Yield Municipals Fund as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
From operations — Net investment income	$22,576,752	$35,114,350
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	12,192,915	(5,145,694)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	6,393,225	15,938,265
Net increase in net assets from operations	$41,162,892	$45,906,921
Distributions to shareholders — From net investment income Class A	$(14,293,877)	$(22,596,709)
Class B	(2,813,690)	(7,250,518)
Class C	(3,826,411)	(6,237,390)
Total distributions to shareholders	$(20,933,978)	$(36,084,617)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$225,641,225	$214,135,660
Class B	8,220,308	18,088,953
Class C	53,055,378	79,607,633
Net asset value of shares issued to shareholders in payment of distributions declared Class A	5,923,208	8,805,692
Class B	1,098,673	2,651,216
Class C	1,556,294	2,424,849
Cost of shares redeemed Class A	(65,592,329)	(96,636,885)
Class B	(11,477,359)	(26,392,330)
Class C	(13,692,922)	(19,755,799)
Net asset value of shares exchanged Class A	8,686,869	18,492,431
Class B	(8,686,869)	(18,492,431)
Net increase in net assets from Fund share transactions	$204,732,476	$182,928,989
Net increase in net assets	$224,961,390	$192,751,293
Net Assets
At beginning of period	$817,287,460	$624,536,167
At end of period	$1,042,248,850	$817,287,460
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(333,147)	$(1,975,921)

See notes to financial statements

12

Eaton Vance High Yield Municipals Fund as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.240		$10.090	$10.230		$9.730		$9.660		$9.800
Income (loss) from operations
Net investment income	$0.262		$0.535	$0.614		$0.668		$0.682		$0.627
Net realized and unrealized gain (loss)	0.213		0.167	(0.125)		0.486		0.031		(0.128)
Total income from operations	$0.475		$0.702	$0.489		$1.154		$0.713		$0.499
Less distributions
From net investment income	$(0.245)		$(0.552)	$(0.629)		$(0.654)		$(0.643)		$(0.639)
Total distributions	$(0.245)		$(0.552)	$(0.629)		$(0.654)		$(0.643)		$(0.639)
Net asset value — End of period	$10.470		$10.240	$10.090		$10.230		$9.730		$9.660
Total Return(3)	4.68%		7.14%	5.05%		12.25%		7.59%		5.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$693,051		$505,474	$354,881		$238,169		$147,004		$134,950
Ratios (As a percentage of average daily net assets):
Expenses	0.90	%(5)	0.94%	0.99	%(4)	1.02	%(4)	1.05	%(4)	1.07	%(4)
Expenses after custodian fee reduction	0.88	%(5)	0.93%	0.98	%(4)	1.02	%(4)	1.05	%(4)	1.07	%(4)
Net investment income	5.09	%(5)	5.26%	6.17%		6.70%		7.01%		6.37%
Portfolio Turnover of the Portfolio(6)	—		—	42%		40%		15%		24%
Portfolio Turnover of the Fund	49%		34%	10%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

13

Eaton Vance High Yield Municipals Fund as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.210		$10.060	$10.200		$9.700		$9.640		$9.770
Income (loss) from operations
Net investment income	$0.225		$0.463	$0.542		$0.600		$0.606		$0.545
Net realized and unrealized gain (loss)	0.212		0.162	(0.129)		0.479		0.022		(0.120)
Total income from operations	$0.437		$0.625	$0.413		$1.079		$0.628		$0.425
Less distributions
From net investment income	$(0.207)		$(0.475)	$(0.553)		$(0.579)		$(0.568)		$(0.555)
Total distributions	$(0.207)		$(0.475)	$(0.553)		$(0.579)		$(0.568)		$(0.555)
Net asset value — End of period	$10.440		$10.210	$10.060		$10.200		$9.700		$9.640
Total Return(3)	4.31%		6.34%	4.52	%(4)	11.44%		6.66%		4.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$136,106		$143,784	$165,787		$212,391		$188,959		$187,232
Ratios (As a percentage of average daily net assets):
Expenses	1.65	%(6)	1.69%	1.74	%(5)	1.77	%(5)	1.80	%(5)	1.82	%(5)
Expenses after custodian fee reduction	1.63	%(6)	1.68%	1.73	%(5)	1.77	%(5)	1.80	%(5)	1.82	%(5)
Net investment income	4.39	%(6)	4.57%	5.46%		6.04%		6.25%		5.56%
Portfolio Turnover of the Portfolio(7)	—		—	42%		40%		15%		24%
Portfolio Turnover of the Fund	49%		34%	10%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

14

Eaton Vance High Yield Municipals Fund as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.470		$9.340	$9.470		$9.000		$8.950		$9.060
Income (loss) from operations
Net investment income	$0.207		$0.422	$0.498		$0.543		$0.561		$0.511
Net realized and unrealized gain (loss)	0.205		0.148	(0.115)		0.465		0.017		(0.112)
Total income from operations	$0.412		$0.570	$0.383		$1.008		$0.578		$0.399
Less distributions
From net investment income	$(0.192)		$(0.440)	$(0.513)		$(0.538)		$(0.528)		$(0.509)
Total distributions	$(0.192)		$(0.440)	$(0.513)		$(0.538)		$(0.528)		$(0.509)
Net asset value — End of period	$9.690		$9.470	$9.340		$9.470		$9.000		$8.950
Total Return(3)	4.38%		6.24%	4.40	%(4)	11.53%		6.61%		4.43%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$213,091		$168,029	$103,868		$79,072		$35,646		$23,470
Ratios (As a percentage of average daily net assets):
Expenses	1.65	%(6)	1.69%	1.74	%(5)	1.77	%(5)	1.80	%(5)	1.82	%(5)
Expenses after custodian fee reduction	1.63	%(6)	1.68%	1.73	%(5)	1.77	%(5)	1.80	%(5)	1.82	%(5)
Net investment income	4.34	%(6)	4.49%	5.41%		5.88%		6.22%		5.62%
Portfolio Turnover of the Portfolio(7)	—		—	42%		40%		15%		24%
Portfolio Turnover of the Fund	49%		34%	10%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

15

Eaton Vance High Yield Municipals Fund as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes —The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $51,237,618, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2008 ($2,693,858), January 31, 2009 ($4,844,026), January 31, 2010 ($628,329), January 31, 2011 ($12,893,267), January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), and January 31, 2014 ($6,437,923). Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Additionally, at January 31, 2006, the Fund had net capital losses of $70,005 attributable to security transactions incurred after October 31, 2005. These are treated as arising on the first day of the Fund's taxable year ending January 31, 2007.

D  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against

16

Eaton Vance High Yield Municipals Fund as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I    Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

M  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

N  Interim Financial Statements — The interim financial statements relating to July 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all

17

Eaton Vance High Yield Municipals Fund as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	21,737,075	21,038,855
Issued to shareholders electing to receive payments of distributions in Fund shares	569,676	865,813
Redemptions	(6,315,378)	(9,507,105)
Exchange from Class B shares	836,133	1,819,515
Net increase	16,827,506	14,217,078

Class B	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	794,502	1,785,460
Issued to shareholders electing to receive payments of distributions in Fund shares	106,015	261,632
Redemptions	(1,108,816)	(2,609,263)
Exchange to Class A shares	(838,343)	(1,824,430)
Net decrease	(1,046,642)	(2,386,601)
Class C	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	5,523,417	8,460,349
Issued to shareholders electing to receive payments of distributions in Fund shares	161,696	257,662
Redemptions	(1,424,770)	(2,101,053)
Net increase	4,260,343	6,616,958

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2006, the Fund's advisory fee amounted to $2,454,458, representing 0.53% (annualized) of the Fund's average daily net assets. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended July 31, 2006, EVM received $8,571 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $81,231 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2006.

18

Eaton Vance High Yield Municipals Fund as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

  5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended July 31, 2006 amounted to $753,545 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD daily amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $523,879 and $716,367 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended July 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $19,316,000 and $16,723,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended July 31, 2006 amounted to $174,626 and $238,789 for Class B and Class C shares, respectively.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $29,000, $153,000 and $24,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended July 31, 2006.

  7  Investment Transactions

Purchases and sales of investments by the Fund, other than U.S. Government securities and short-term obligations, aggregated $653,850,084 and $453,295,120, respectively, for the six months ended July 31, 2006.

19

Eaton Vance High Yield Municipals Fund as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$976,912,234
Gross unrealized appreciation	$56,627,828
Gross unrealized depreciation	(11,140,802)
Net unrealized appreciation	$45,487,026

  9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2006.

  10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/06	2,200 U.S.Treasury Bond	Short	$(235,072,127)	$(238,218,750)	$(3,146,623)

At July 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

20

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•An independent report comparing each fund's total expense ratio and its components to comparable funds;

•An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•Data relating to portfolio turnover rates of each fund;

•The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•Reports detailing the financial results and condition of each adviser;

•Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•The terms of each advisory agreement.

21

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance High Yield Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

22

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

23

Eaton Vance High Yield Municipals Fund

INVESTMENT MANAGEMENT

Officers
Cynthia J. Clemson
President
Co-Portfolio Manager
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Co-Portfolio Manager
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

24

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Yield Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

416-9/06  HYSRC

Semiannual Report July 31, 2006

EATON VANCE
MUNICIPALS
TRUST II

Florida Insured

Hawaii

Kansas

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of July 31, 2006
TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition

Florida Insured	3
Hawaii	4
Kansas	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	34

Investment Management	37

Eaton Vance Municipals Funds as of July 31, 2006
INVESTMENT UPDATE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Hawaii Fund and Kansas Fund primarily invest in investment-grade municipal obligations, but may also invest in lower-rated obligations. The Florida Insured Fund invests primarily in high-grade municipal obligations that are insured as to the timely payment of principal and interest.

Economic and Market Conditions

The economy expanded at an estimated 2.9% pace in the second quarter of 2006, a downshift from the 5.6% rate achieved in the first quarter. Even with a cooling housing market, the economy generated respectable growth in the first half of 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs and appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

As of July 31, 2006, investor sentiment regarding the Fed’s monetary policy appeared to have stabilized, as investors began to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). By the end of the period, the Fed had raised rates at each of the last 17 Open Market Committee meetings, including four occasions in the six-month period. At July 31, 2006, the Federal Funds rate stood at 5.25%.

Supply for the first half of the year has been lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds, as demand has remained strong. At July 31, 2006, long-term AAA-rated, insured municipal bonds yielded 90.1% of U.S. Treasury bonds with similar maturities.*

For the six months ended July 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a modest gain of 1.20%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the municipal yield curve was a relatively attractive place to be positioned.

During the six months ended July 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices remained elevated. The economy moderated in the second quarter after strong first quarter growth, while inflation expectations remained contained. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Funds’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period. Finally, management continued to monitor closely call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Florida Insured Municipals Fund as of July 31, 2006
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	1.89%	1.60%	N.A.
One Year	3.22	2.44	N.A.
Five Years	4.54	3.81	N.A.
Ten Years	5.28	4.54	N.A.
Life of Fund†	5.95	5.13	0.32	%*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.98%	-3.39%	N.A.
One Year	-1.66	-2.51	N.A.
Five Years	3.53	3.47	N.A.
Ten Years	4.77	4.54	N.A.
Life of Fund†	5.53	5.13	-0.68	%*

†              Inception date: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06.

*             Returns are cumulative since the inception of the share class.

(1)      Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.20%
One Year	2.55
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)

Lipper Insured Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	0.76%
One Year	1.68
Five Years	4.07
Ten Years	4.83

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.32%	3.56%	3.56%
Taxable-Equivalent Distribution Rate(4),(5)	6.65	5.48	5.48
SEC 30-day Yield(6)	4.01	3.46	3.42
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.17	5.32	5.26

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(7),(8)

Fund Statistics(8)

• Number of Issues:	60
• Average Maturity:	23.5 years
• Average Effective Maturity:	10.3 years
• Average Rating:	AAA
• Average Call Protection:	8.2 years
• Average Dollar Price:	$98.42

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3)  The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds Classification contained 63, 63, 59 and 48 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7)  As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8)  Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Hawaii Municipals Fund as of July 31, 2006
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	2.29%	2.01%
One Year	3.53	2.77
Five Years	4.58	3.81
Ten Years	5.15	4.41
Life of Fund†	4.70	4.25

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.55%	-2.99%
One Year	-1.42	-2.20
Five Years	3.57	3.46
Ten Years	4.64	4.41
Life of Fund†	4.29	4.25

(†) Inception date: Class A: 3/14/94; Class B: 3/2/94

(1)      Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.20%
One Year	2.55
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)

Lipper Hawaii Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	0.92%
One Year	1.87
FiveYears	4.02
Ten Years	4.76

Distribution Rates/Yields	Class A	Class B
Distribution Rate(4)	4.14%	3.38%
Taxable-Equivalent Distribution Rate (4),(5)	6.94	5.67
SEC 30-day Yield (6)	3.67	3.08
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.15	5.16

Portfolio Manager: Rober B. MacIntosh, CFA

Rating Distribution(7),(8)

Fund Statistics(8)

• Number of Issues:	44
• Average Maturity:	18.9 years
• Average Effective Maturity:	9.7 years
• Average Rating:	AA+
• Average Call Protection:	8.8 years
• Average Dollar Price:	$98.79

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3)  The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Hawaii Municipal Debt Funds Classification contained 9, 9, 9 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent figures assume a maximum 40.36% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8)  Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Kansas Municipals Fund as of July 31, 2006
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	1.88%	1.40%	N.A.
One Year	3.42	2.64	N.A.
Five Years	4.51	3.75	N.A.
Ten Years	5.27	4.54	N.A.
Life of Fund†	5.20	4.62	0.46	%*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.99%	-3.59%	N.A.
One Year	-1.49	-2.32	N.A.
Five Years	3.51	3.40	N.A.
Ten Years	4.75	4.54	N.A.
Life of Fund†	4.79	4.62	-0.54	%*

†Inception date: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

* Returns are cumulative since the inception of the share class.

(1)      Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.20%
One Year	2.55
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)

Lipper Kansas Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	1.07%
One Year	2.37
Five Years	3.91
Ten Years	4.57

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.15%	3.40%	3.40%
Taxable-Equivalent Distribution Rate (4),(5)	6.82	5.59	5.59
SEC 30-day Yield (6)	3.58	3.01	3.04
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.89	4.95	5.00

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution(7),(8)

Fund Statistics(8)

• Number of Issues:	57
• Average Maturity:	18.9 years
• Average Effective Maturity:	8.3 years
• Average Rating:	AAA
• Average Call Protection:	7.2 years
• Average Dollar Price:	$100.82

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3)  The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kansas Municipal Debt Funds Classification contained 9, 9, 8 and 5 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent figures assume a maximum 39.19% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7)  As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8)  Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of July 31, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 – July 31, 2006)

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Florida Insured Municipals Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period (2/1/06 – 7/31/06)
Actual*
Class A	$1,000.00	$1,018.90	$3.65
Class B	$1,000.00	$1,016.00	$7.40
Class C	$1,000.00	$1,003.20	$2.44

* Class C shares had not commenced operations as of February 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.73% for Class A shares, 1.48% for Class B shares, and 1.48% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period; 60/365 for Class C to reflect the period from commencement of operations on June 2, 2006 to July 31, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006 (June 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.65
Class B	$1,000.00	$1,017.50	$7.40
Class C	$1,000.00	$1,017.50	$7.40

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.73% for Class A shares, 1.48% for Class B shares, and 1.48% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Municipals Funds as of July 31, 2006

FUND EXPENSES CONT'D

Eaton Vance Hawaii Municipal Bond Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period (2/1/06 – 7/31/06)
Actual*
Class A	$1,000.00	$1,022.90	$3.86
Class B	$1,000.00	$1,020.10	$7.61

* Actual expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86
Class B	$1,000.00	$1,017.30	$7.60

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Kansas Municipal Bond Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period (2/1/06 – 7/31/06)
Actual*
Class A	$1,000.00	$1,018.80	$3.85
Class B	$1,000.00	$1,014.00	$7.59
Class C	$1,000.00	$1,004.60	$2.50

* Class C shares had not commenced operations as of February 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, and 1.52% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period; 60/365 for Class C to reflect the period from commencement of operations on June 2, 2006 to July 31, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006 (June 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86
Class B	$1,000.00	$1,017.30	$7.60
Class C	$1,000.00	$1,017.30	$7.60

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, and 1.52% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Florida Insured Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%
Principal Amount (000's omitted)	Security	Value
Hospital — 5.3%
$1,000	Highlands County, Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Heath System), 5.00%, 11/15/31	$1,011,410
250	Highlands County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	258,905
570	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), 5.00%, 11/15/36	583,030
400	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	409,056
		$2,262,401
Housing — 0.6%
$260	Pinellas County, HFA, SFMR, (GNMA), (AMT), 5.80%, 3/1/29	$265,229
		$265,229
Insured-Education — 2.4%
$1,080	Broward County, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$1,041,379
		$1,041,379
Insured-Electric Utilities — 2.2%
$600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.63%, 7/1/29(1)(2)	$658,464
200	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.775%, 7/1/16(1)(3)	269,936
		$928,400
Insured-Escrowed / Prerefunded — 7.2%
$1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$650,644
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,116,860
1,000	Florida HFA, (Mariner Club Apartments), (AMBAC), (AMT), Prerefunded to 3/1/07, 6.375%, 9/1/36	1,020,760
250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.08%, 6/1/26(1)(2)	265,420
		$3,053,684

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 3.3%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32(4)	$1,027,120
330	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(1)(3)	378,398
		$1,405,518
Insured-Hospital — 11.2%
$1,020	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$1,046,632
250	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	266,647
350	Miami Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	360,423
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,133,110
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,974,651
		$4,781,463
Insured-Housing — 1.2%
$500	Florida HFA, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$510,425
		$510,425
Insured-Lease Revenue / Certificates of Participation — 1.2%
$500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$511,405
		$511,405
Insured-Miscellaneous — 1.2%
$500	St. John's County, IDA, (Professional Golf), (MBIA), 5.00%, 9/1/23	$518,595
		$518,595
Insured-Solid Waste — 1.2%
$500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$510,900
		$510,900

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Assessment Revenue — 6.9%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$357,975
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	807,802
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	502,515
1,250	Maitland, Community Development Authority, Tax Increment, (AMBAC), 5.00%, 7/1/34	1,287,112
		$2,955,404
Insured-Special Tax Revenue — 17.4%
$1,415	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,366,211
415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 7.195%, 10/1/35(1)(3)	427,309
500	Jacksonville, Capital Improvement Revenue, (Stadium), (AMBAC), 4.75%, 10/1/25	503,255
1,480	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	1,509,245
5,055	Miami Dade County, (MBIA), 0.00%, 10/1/36	1,046,334
300	Orange County, Tourist Development Tax, (AMBAC), Variable Rate, 7.57%, 10/1/30(1)(3)	328,485
200	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 5.79%, 7/1/36(1)(3)	191,724
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	230,513
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	824,492
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	966,771
		$7,394,339
Insured-Transportation — 19.4%
$500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$507,830
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	510,970
400	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 6.631%, 10/1/18(1)(3)	436,300
200	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26	204,590
1,000	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	1,017,900
375	Miami-Dade County Aviation Revenue, (Miami International Airport), (CIFG), 7.15%, 10/1/38(1)(3)	392,715
1,250	Palm Beach County, Airport Systems, (MBIA), (AMT), 5.00%, 10/1/34	1,274,388
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	505,200
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	780,615
265	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 6.901%, 7/1/41(1)(3)(5)	355,103

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$540	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	$476,194
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	513,055
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,280,775
		$8,255,635
Insured-Water and Sewer — 17.9%
$250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$255,055
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,011,930
1,000	Lee County, IDA, (Bonita Springs Utilities), (MBIA), (AMT), 6.05%, 11/1/20	1,015,060
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,035,240
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	515,605
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,023,080
1,000	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	1,030,560
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,045,910
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	281,923
375	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 5.54%, 10/1/27(1)(2)	390,428
		$7,604,791
Total Tax-Exempt Investments — 98.6% (identified cost $40,229,995)		$41,999,568
Other Assets, Less Liabilities — 1.4%		$605,319
Net Assets — 100.0%		$42,604,887

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

associated with such economic developments, at July 31, 2006, 94.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 43.4% of total investments.

At July 31, 2006, the Fund's insured securities by financial institution are as follows:

	Market Value	% of Total Investments
Municipal Bond Insurance Association (MBIA)	$18,231,022	43.4%
American Municipal Bond Assurance Corp. (AMBAC)	13,278,337	31.7%
Financial Guaranty Insurance Corp. (FGIC)	3,925,561	9.3%
Financial Security Assurance (FSA)	2,056,097	4.9%
Assured Guaranty Corp. (AGC)	1,041,379	2.5%
CDC IXIS Financial Guaranty North America, Inc. (CIFG)	939,542	2.2%
	$39,471,938	94.0%

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $4,094,282 or 9.6% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%
Principal Amount (000's omitted)	Security	Value
Education — 4.6%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$292,332
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	477,550
		$769,882
Electric Utilities — 1.8%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$308,590
		$308,590
Escrowed / Prerefunded — 4.7%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$792,705
		$792,705
General Obligations — 5.9%
$575	Maui County, 5.00%, 3/1/21	$594,947
200	Maui County, 5.50%, 3/1/19	212,718
285	Puerto Rico, 0.00%, 7/1/15	192,996
		$1,000,661
Hospital — 3.3%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$103,532
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	305,364
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	152,658
		$561,554
Housing — 2.7%
$415	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	$462,248
		$462,248
Industrial Development Revenue — 2.2%
$345	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$362,899
		$362,899

Principal Amount (000's omitted)	Security	Value
Insured-Education — 6.9%
$500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$505,715
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	250,406
400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	401,748
		$1,157,869
Insured-Electric Utilities — 5.7%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$264,537
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	500,425
200	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.401%, 7/1/33(1)(2)	204,728
		$969,690
Insured-Escrowed / Prerefunded — 9.0%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$110,348
1,000	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31(3)	1,065,130
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.018%, 7/1/28(1)(2)	226,764
100	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.272%, 7/1/32(1)(2)	119,314
		$1,521,556
Insured-General Obligations — 22.0%
$350	Hawaii County, (FGIC), 5.125%, 7/15/21	$365,456
350	Hawaii County, (FGIC), 5.55%, 5/1/10	371,462
375	Hawaii, (FSA), 5.125%, 2/1/22	393,191
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,065,780
345	Honolulu, City & County, (MBIA), 5.25%, 3/1/28	361,491
500	Kauai County, (FGIC), 5.00%, 8/1/29	517,775
400	Kauai County, (MBIA), 5.00%, 8/1/24	413,840
200	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(1)(2)	229,332
		$3,718,327
Insured-Special Tax Revenue — 3.8%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$33,954
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	134,968
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	474,090
		$643,012

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 14.2%
$500	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	$517,290
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	256,835
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	919,728
500	Hawaii, State Harbor System, (FSA), (AMT), 5.00%, 1/1/31	508,810
150	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 6.901%, 7/1/41(1)(2)(4)	201,002
		$2,403,665
Insured-Water and Sewer — 9.5%
$500	Honolulu, City and County Board Water Supply Systems, (MBIA), 4.75%, 7/1/31	$503,720
1,000	Honolulu, City and County Wastewater Systems, (FGIC), 0.00%, 7/1/18	583,640
500	Honolulu, City and County Wastewater Systems, (FGIC), 5.00%, 7/1/25	519,480
		$1,606,840
Other Revenue — 1.4%
$200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.497%, 10/1/34(1)(2)	$238,946
		$238,946
Special Tax Revenue — 1.5%
$250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	$258,180
		$258,180
Transportation — 1.7%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$280,093
		$280,093
Total Tax-Exempt Investments — 100.9% (identified cost $16,189,307)		$17,056,717
Other Assets, Less Liabilities — (0.9)%		$(148,793)
Net Assets — 100.0%		$16,907,924

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 70.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 23.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $1,220,086 or 7.2% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 6.1%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$573,551
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	292,123
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	670,500
		$1,536,174
Hospital — 13.6%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$509,565
750	Lawrence Memorial Hospital, 5.125%, 7/1/36(1)	767,535
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	839,182
250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	258,180
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	525,925
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	529,885
		$3,430,272
Insured-Education — 1.7%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$106,916
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	323,257
		$430,173
Insured-Electric Utilities — 9.8%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$259,785
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,050,980
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	646,885
500	Wyandotte County & Kansas City Unified Government Utility System, (FSA), 5.00%, 9/1/28(2)	516,935
		$2,474,585
Insured-Escrowed / Prerefunded — 17.0%
$250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	$261,785
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	538,330

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	$259,040
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	265,395
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	262,677
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.018%, 7/1/28(3)(4)	566,911
230	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.272%, 7/1/32(3)(4)	274,422
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	797,400
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	518,695
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	532,290
		$4,276,945
Insured-General Obligations — 20.5%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	$258,772
500	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/23	522,435
1,350	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/30	1,397,277
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	271,733
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	230,996
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	336,303
750	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	777,960
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	510,440
80	Puerto Rico, (MBIA), Variable Rate, 8.775%, 7/1/20(3)(4)	110,859
200	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	166,280
700	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	571,354
		$5,154,409
Insured-Hospital — 8.6%
$250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$256,707
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	504,695

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$500	Kansas Development Finance Authority, (St. Luke's/Shawnee Mission), (MBIA), 5.375%, 11/15/26(2)	$511,535
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	634,542
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	257,660
		$2,165,139
Insured-Housing — 1.1%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$263,745
		$263,745
Insured-Industrial Development Revenue — 3.9%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), 5.00%, 11/1/25	$261,518
440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	457,191
250	Wyandotte, Kansas, BPU Office Building, (MBIA), 5.00%, 5/1/21	259,170
		$977,879
Insured-Lease Revenue / Certificates of Participation — 2.7%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	$520,510
120	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.55%, 6/1/24(3)(4)	150,836
		$671,346
Insured-Special Tax Revenue — 1.1%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$89,353
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	33,908
990	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	151,331
		$274,592
Insured-Transportation — 9.6%
$1,310	Kansas Turnpike Authority, (AMBAC), 4.00%, 9/1/18	$1,269,377
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	776,153
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.275%, 7/1/32(3)(4)	108,255

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$200	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 6.901%, 7/1/41(3)(4)(5)	$268,002
		$2,421,787
Insured-Water and Sewer — 4.1%
$500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	$517,130
500	Topeka, Water Pollution Control Utility System, (FGIC), 5.40%, 8/1/31	516,970
		$1,034,100
Water and Sewer — 0.8%
$200	Kansas Development Finance Authority, 5.00%, 11/1/21	$208,028
		$208,028
Total Tax-Exempt Investments — 100.6% (identified cost $24,373,183)		$25,319,174
Other Assets, Less Liabilities — (0.6)%		$(141,403)
Net Assets — 100.0%		$25,177,771

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 79.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.3% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $1,479,285 or 5.9% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(5)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 2006

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Assets
Investments —
Identified cost	$40,229,995	$16,189,307	$24,373,183
Unrealized appreciation	1,769,573	867,410	945,991
Investments, at value	$41,999,568	$17,056,717	$25,319,174
Cash	$288,429	$—	$432,100
Receivable for Fund shares sold	4,679	1,125	1,860
Interest receivable	480,109	180,577	362,754
Total assets	$42,772,785	$17,238,419	$26,115,888
Liabilities
Payable for when-issued securities	$—	$—	$761,865
Payable for Fund shares redeemed	17,208	4,563	67,089
Demand note payable	—	200,000	—
Dividends payable	93,785	25,596	35,534
Payable for open swap contracts	—	—	33,798
Due to custodian	—	66,981	—
Payable to affiliate for investment advisory fees	8,581	2,154	3,682
Payable to affiliate for distribution and service fees	15,234	6,786	7,139
Accrued expenses	33,090	24,415	29,010
Total liabilities	$167,898	$330,495	$938,117
Net Assets	$42,604,887	$16,907,924	$25,177,771
Sources of Net Assets
Paid-in capital	$42,290,905	$16,363,359	$24,894,854
Accumulated net realized loss (computed on the basis of identified cost)	(1,238,641)	(220,478)	(615,013)
Accumulated distributions in excess of net investment income	(68,502)	(15,436)	(14,263)
Net unrealized appreciation (computed on the basis of identified cost)	1,621,125	780,479	912,193
Total	$42,604,887	$16,907,924	$25,177,771
Class A Shares
Net Assets	$30,054,272	$10,988,191	$20,611,682
Shares Outstanding	2,698,338	1,133,779	1,994,336
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.14	$9.69	$10.34
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.70	$10.17	$10.86
Class B Shares
Net Assets	$12,549,611	$5,919,733	$4,561,573
Shares Outstanding	1,139,113	603,665	445,111
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.02	$9.81	$10.25
Class C Shares
Net Assets	$1,004	$—	$4,516
Shares Outstanding	91	—	440
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.01	$—	$10.25

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended July 31, 2006

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Investment Income
Interest	$1,100,752	$429,955	$561,325
Total investment income	$1,100,752	$429,955	$561,325
Expenses
Investment adviser fee	$52,950	$12,807	$19,189
Trustees fees and expenses	855	85	85
Distribution and service fees
Class A	29,882	10,556	17,876
Class B	62,425	30,445	23,047
Class C	2	—	4
Legal and accounting services	19,130	12,773	13,266
Printing and postage	2,416	1,854	2,445
Custodian fee	21,160	13,645	17,175
Transfer and dividend disbursing agent fees	7,002	4,739	6,407
Registration fees	—	—	312
Miscellaneous	13,180	6,612	8,750
Total expenses	$209,002	$93,516	$108,556
Deduct —
Reduction of custodian fee	3,608	4,035	3,258
Total expense reductions	$3,608	$4,035	$3,258
Net expenses	$205,394	$89,481	$105,298
Net investment income	$895,358	$340,474	$456,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$69,019	$28,565	$(80,884)
Financial futures contracts	732,967	317,084	255,661
Interest rate swap contracts	—	—	(14,622)
Net realized gain	$801,986	$345,649	$160,155
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(674,551)	$(238,144)	$(245,772)
Financial futures contracts	(238,065)	(79,170)	60,670
Interest rate swap contracts	—	—	(33,798)
Net change in unrealized appreciation (depreciation)	$(912,616)	$(317,314)	$(218,900)
Net realized and unrealized gain (loss)	$(110,630)	$28,335	$(58,745)
Net increase in net assets from operations	$784,728	$368,809	$397,282

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2006

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$895,358	$340,474	$456,027
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	801,986	345,649	160,155
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(912,616)	(317,314)	(218,900)
Net increase in net assets from operations	$784,728	$368,809	$397,282
Distributions to shareholders —
From net investment income
Class A	$(646,416)	$(219,287)	$(369,640)
Class B	(234,332)	(109,126)	(82,266)
Class C	(6)	—	(14)
Total distributions to shareholders	$(880,754)	$(328,413)	$(451,920)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,648,461	$737,771	$4,150,382
Class B	228,613	23,273	52,412
Class C	1,000	—	4,466
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	228,514	116,368	219,093
Class B	107,905	52,890	51,510
Class C	6	—	14
Cost of shares redeemed
Class A	(3,317,703)	(594,454)	(1,123,141)
Class B	(742,252)	(388,423)	(305,221)
Net asset value of shares exchanged
Class A	662,553	465,090	293,204
Class B	(662,553)	(465,090)	(293,204)
Net increase (decrease) in net assets from Fund share transactions	$(1,845,456)	$(52,575)	$3,049,515
Net increase (decrease) in net assets	$(1,941,482)	$(12,179)	$2,994,877
Net Assets
At beginning of period	$44,546,369	$16,920,103	$22,182,894
At end of period	$42,604,887	$16,907,924	$25,177,771
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(68,502)	$(15,436)	$(14,263)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 2006

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$1,806,484	$689,884	$870,742
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(416,617)	(28,209)	3,020
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(394,560)	(312,720)	(403,761)
Net increase in net assets from operations	$995,307	$348,955	$470,001
Distributions to shareholders —
From net investment income
Class A	$(1,247,874)	$(396,193)	$(683,132)
Class B	(572,088)	(304,778)	(187,142)
Total distributions to shareholders	$(1,819,962)	$(700,971)	$(870,274)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,836,019	$399,551	$2,089,180
Class B	664,993	306,612	375,880
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	433,338	210,052	416,842
Class B	273,537	161,648	115,203
Cost of shares redeemed
Class A	(5,972,578)	(668,897)	(1,799,768)
Class B	(3,882,604)	(1,593,549)	(692,360)
Net asset value of shares exchanged
Class A	1,271,083	2,072,749	778,638
Class B	(1,271,083)	(2,072,749)	(778,638)
Net increase (decrease) in net assets from Fund share transactions	$1,352,705	$(1,184,583)	$504,977
Net increase (decrease) in net assets	$528,050	$(1,536,599)	$104,704
Net Assets
At beginning of year	$44,018,319	$18,456,702	$22,078,190
At end of year	$44,546,369	$16,920,103	$22,182,894
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(83,106)	$(27,497)	$(18,370)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class A
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$11.170		$11.380	$11.540		$11.430		$11.170		$11.140
Income (loss) from operations
Net investment income	$0.243		$0.490	$0.524		$0.531		$0.554		$0.546
Net realized and unrealized gain (loss)	(0.034)		(0.204)	(0.155)		0.129		0.256		0.026
Total income from operations	$0.209		$0.286	$0.369		$0.660		$0.810		$0.572
Less distributions
From net investment income	$(0.239)		$(0.496)	$(0.529)		$(0.550)		$(0.550)		$(0.542)
Total distributions	$(0.239)		$(0.496)	$(0.529)		$(0.550)		$(0.550)		$(0.542)
Net asset value — End of period	$11.140		$11.170	$11.380		$11.540		$11.430		$11.170
Total Return(3)	1.89%		2.58%	3.34%		5.90%		7.40%		5.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$30,054		$30,896	$25,848		$20,845		$13,499		$9,114
Ratios (As a percentage of average daily net assets):
Expenses	0.74	%(4)	0.72%	0.70	%(5)	0.72	%(5)	0.70	%(5)	0.76	%(5)
Expenses after custodian fee reduction	0.73	%(4)	0.70%	0.69	%(5)	0.70	%(5)	0.69	%(5)	0.72	%(5)
Net investment income	4.39	%(4)	4.36%	4.64%		4.62%		4.90%		4.88%
Portfolio Turnover of the Portfolio(6)	—		—	0%		19%		16%		18%
Portfolio Turnover of the Fund	26%		29%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.84% to 4.88%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class B
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$11.040		$11.250	$11.420		$11.300		$11.050		$11.020
Income (loss) from operations
Net investment income	$0.199		$0.406	$0.436		$0.442		$0.466		$0.460
Net realized and unrealized gain (loss)	(0.024)		(0.209)	(0.167)		0.138		0.244		0.022
Total income from operations	$0.175		$0.197	$0.269		$0.580		$0.710		$0.482
Less distributions
From net investment income	$(0.195)		$(0.407)	$(0.439)		$(0.460)		$(0.460)		$(0.452)
Total distributions	$(0.195)		$(0.407)	$(0.439)		$(0.460)		$(0.460)		$(0.452)
Net asset value — End of period	$11.020		$11.040	$11.250		$11.420		$11.300		$11.050
Total Return(3)	1.60%		1.78%	2.64	%(4)	5.22%		6.54%		4.43%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,550		$13,650	$18,170		$27,069		$23,608		$20,556
Ratios (As a percentage of average daily net assets):
Expenses	1.49	%(5)	1.47%	1.45	%(6)	1.47	%(6)	1.45	%(6)	1.51	%(6)
Expenses after custodian fee reduction	1.48	%(5)	1.45%	1.44	%(6)	1.45	%(6)	1.44	%(6)	1.47	%(6)
Net investment income	3.64	%(5)	3.64%	3.89%		3.89%		4.18%		4.15%
Portfolio Turnover of the Portfolio(7)	—		—	0%		19%		16%		18%
Portfolio Turnover of the Fund	26%		29%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.11% to 4.15%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class C
	Period Ended July 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$11.040
Income (loss) from operations
Net investment income	$0.064
Net realized and unrealized loss	(0.030)
Total income from operations	$0.034
Less distributions
From net investment income	$(0.064)
Total distributions	$(0.064)
Net asset value — End of period	$11.010
Total Return(3)	0.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses	1.49	%(4)
Expenses after custodian fee reduction	1.48	%(4)
Net investment income	3.58	%(4)
Portfolio Turnover	26	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 2, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the six months ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class A
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.670		$9.850		$9.910		$9.700		$9.580		$9.580
Income (loss) from operations
Net investment income	$0.206		$0.408		$0.444		$0.433		$0.454		$0.453
Net realized and unrealized gain (loss)	0.014		(0.172)		(0.069)		0.230		0.124		0.005
Total income from operations	$0.220		$0.236		$0.375		$0.663		$0.578		$0.458
Less distributions
From net investment income	$(0.200)		$(0.416)		$(0.435)		$(0.453)		$(0.458)		$(0.458)
Total distributions	$(0.200)		$(0.416)		$(0.435)		$(0.453)		$(0.458)		$(0.458)
Net asset value — End of period	$9.690		$9.670		$9.850		$9.910		$9.700		$9.580
Total Return(3)	2.29%		2.46	%(4)	3.91%		6.99%		6.14%		4.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,988		$10,239		$8,394		$2,442		$694		$537
Ratios (As a percentage of average daily net assets):
Expenses	0.82	%(5)	0.88%		0.80	%(6)	0.83	%(6)	0.80	%(6)	0.97	%(6)
Expenses after custodian fee reduction	0.77	%(5)	0.86%		0.79	%(6)	0.81	%(6)	0.75	%(6)	0.94	%(6)
Net investment income	4.29	%(5)	4.20%		4.55%		4.41%		4.68%		4.70%
Portfolio Turnover of the Portfolio(7)	—		—		20%		4%		11%		22%
Portfolio Turnover of the Fund	24%		24%		8%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gain per share by $0.003 and increase the ratio of net investmet income to average net assets from 4.67% to 4.70%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class B
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.780		$9.970		$10.040		$9.830		$9.720		$9.720
Income (loss) from operations
Net investment income	$0.173		$0.344		$0.379		$0.374		$0.388		$0.389
Net realized and unrealized gain (loss)	0.022		(0.187)		(0.083)		0.223		0.117		0.006
Total income from operations	$0.195		$0.157		$0.296		$0.597		$0.505		$0.395
Less distributions
From net investment income	$(0.165)		$(0.347)		$(0.366)		$(0.387)		$(0.395)		$(0.395)
Total distributions	$(0.165)		$(0.347)		$(0.366)		$(0.387)		$(0.395)		$(0.395)
Net asset value — End of period	$9.810		$9.780		$9.970		$10.040		$9.830		$9.720
Total Return(3)	2.01%		1.62	%(4)	3.21	%(5)	6.18%		5.28%		4.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,920		$6,681		$10,063		$17,295		$17,172		$17,041
Ratios (As a percentage of average daily net assets):
Expenses	1.57	%(6)	1.63%		1.55	%(7)	1.58	%(7)	1.55	%(7)	1.73	%(7)
Expenses after custodian fee reduction	1.52	%(6)	1.61%		1.54	%(7)	1.56	%(7)	1.50	%(7)	1.70	%(7)
Net investment income	3.55	%(6)	3.49%		3.83%		3.76%		3.95%		3.98%
Portfolio Turnover of the Portfolio(8)	—		—		20%		4%		11%		22%
Portfolio Turnover of the Fund	24%		24%		8%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gain per share by $0.003 and increase the ratio of net investmet income to average net assets from 3.95% to 3.98%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class A
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.360		$10.560	$10.680		$10.500		$10.230		$10.200
Income (loss) from operations
Net investment income	$0.214		$0.434	$0.470		$0.487		$0.478		$0.458
Net realized and unrealized gain (loss)	(0.021)		(0.200)	(0.114)		0.164		0.255		0.042
Total income from operations	$0.193		$0.234	$0.356		$0.651		$0.733		$0.500
Less distributions
From net investment income	$(0.213)		$(0.434)	$(0.476)		$(0.471)		$(0.463)		$(0.470)
Total distributions	$(0.213)		$(0.434)	$(0.476)		$(0.471)		$(0.463)		$(0.470)
Net asset value — End of period	$10.340		$10.360	$10.560		$10.680		$10.500		$10.230
Total Return(3)	1.88%		2.28%	3.46%		6.33%		7.30%		4.98%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$20,612		$17,112	$15,920		$11,179		$10,354		$6,091
Ratios (As a percentage of average daily net assets):
Net expenses	0.79	%(4)	0.83%	0.77	%(5)	0.79	%(5)	0.86	%(5)	1.03	%(5)
Net expenses after custodian fee reduction	0.77	%(4)	0.82%	0.76	%(5)	0.78	%(5)	0.83	%(5)	0.99	%(5)
Net investment income	4.16	%(4)	4.17%	4.48%		4.59%		4.58%		4.46%
Portfolio Turnover of the Portfolio(6)	—		—	10%		20%		17%		18%
Portfolio Turnover of the Fund	12%		19%	8%		—		—		—

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.06	%(5)
Expenses after custodian fee reduction	1.02	%(5)
Net investment income	4.43%
Net investment income per share	$0.455

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 4.39% to 4.46%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class B
	Six Months Ended July 31, 2006		Year Ended January 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.280		$10.470	$10.590		$10.420		$10.140		$10.120
Income (loss) from operations
Net investment income	$0.175		$0.355	$0.394		$0.404		$0.400		$0.380
Net realized and unrealized gain (loss)	(0.032)		(0.192)	(0.120)		0.156		0.263		0.029
Total income from operations	$0.143		$0.163	$0.274		$0.560		$0.663		$0.409
Less distributions
From net investment income	$(0.173)		$(0.353)	$(0.394)		$(0.390)		$(0.383)		$(0.389)
Total distributions	$(0.173)		$(0.353)	$(0.394)		$(0.390)		$(0.383)		$(0.389)
Net asset value — End of period	$10.250		$10.280	$10.470		$10.590		$10.420		$10.140
Total Return(3)	1.40%		1.60%	2.84	%(4)	5.45%		6.64%		4.09%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$4,562		$5,071	$6,158		$11,961		$11,246		$9,933
Ratios (As a percentage of average daily net assets):
Net expenses	1.54	%(5)	1.58%	1.52	%(6)	1.54	%(6)	1.61	%(6)	1.78	%(6)
Net expenses after custodian fee reduction	1.52	%(5)	1.57%	1.51	%(6)	1.53	%(6)	1.58	%(6)	1.74	%(6)
Net investment income	3.45	%(5)	3.44%	3.77%		3.85%		3.87%		3.74%
Portfolio Turnover of the Portfolio(7)	—		—	10%		20%		17%		18%
Portfolio Turnover of the Fund	12%		19%	8%		—		—		—

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.81	%(6)
Expenses after custodian fee reduction	1.77	%(6)
Net investment income	3.71%
Net investment income per share	$0.378

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 3.67% to 3.74%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.12% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class C
	Period Ended July 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.260
Income (loss) from operations
Net investment income	$0.051
Net realized and unrealized loss	(0.004)
Total income from operations	$0.047
Less distributions
From net investment income	$(0.057)
Total distributions	$(0.057)
Net asset value — End of period	$10.250
Total Return(3)	0.46%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratios (As a percentage of average daily net assets):
Net expenses	1.54	%(4)
Net expenses after custodian fee reduction	1.52	%(4)
Net investment income	3.06	%(4)
Portfolio Turnover	12	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 2, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in the net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the six months ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund) (together referred to as the "Funds"). The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Hawaii Fund offers two classes of shares. The Florida Insured Fund and the Kansas Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares of Florida Insured Fund and Kansas Fund are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase, as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2006, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Florida Insured	$286,080	January 31, 2009

	32,368	January 31, 2010

	216,412	January 31, 2011

	1,271,199	January 31, 2013

Hawaii	125,674	January 31, 2009

	182,699	January 31, 2011

	93,535	January 31, 2012

	211,449	January 31, 2013

Kansas	904,481	January 31, 2013

Additionally, At January 31, 2006, the Florida Insured Fund had net capital losses of $204,833 attributable to security transactions incurred after October 31, 2005. These net capital losses are treated as arising on the first day of the Fund's taxable year ending January 31, 2007.

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes bi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, a Fund does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances are used to reduce the Funds' custodian fees and are reported as a reduction of total expenses in the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

N  Interim Financial Statements — The interim financial statements relating to July 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Florida Insured Fund
Class A	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	147,032	874,668
Issued to shareholders electing to receive payments of distributions in Fund shares	20,477	38,586
Redemptions	(296,353)	(531,575)
Exchange from Class B shares	60,145	113,086
Net increase (decrease)	(68,699)	494,765
	Florida Insured Fund
Class B	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	20,705	59,746
Issued to shareholders electing to receive payments of distributions in Fund shares	9,774	24,607
Redemptions	(66,359)	(349,030)
Exchange to Class A shares	(60,986)	(114,277)
Net decrease	(96,866)	(378,954)
	Florida Insured Fund
Class C	Period Ended July 31, 2006 (Unaudited)(1)	Year Ended January 31, 2006
Sales	90	—
Issued to shareholders electing to receive payments of distributions in Fund shares	1	—
Net increase	91	—

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Hawaii Fund
Class A	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	76,510	41,085
Issued to shareholders electing to receive payments of distributions in Fund shares	12,021	21,643
Redemptions	(61,926)	(68,668)
Exchange from Class B shares	48,014	212,776
Net increase	74,619	206,836
	Hawaii Fund
Class B	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	2,540	31,110
Issued to shareholders electing to receive payments of distributions in Fund shares	5,397	16,437
Redemptions	(39,808)	(163,986)
Exchange to Class A shares	(47,441)	(210,122)
Net decrease	(79,312)	(326,561)
	Kansas Fund
Class A	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	402,559	200,903
Issued to shareholders electing to receive payments of distributions in Fund shares	21,182	40,143
Redemptions	(108,884)	(173,196)
Exchange from Class B shares	28,395	74,970
Net increase	343,252	142,820
	Kansas Fund
Class B	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Sales	5,075	36,496
Issued to shareholders electing to receive payments of distributions in Fund shares	5,021	11,187
Redemptions	(29,822)	(66,976)
Exchange to Class A shares	(28,633)	(75,572)
Net decrease	(48,359)	(94,865)

	Kansas Fund
Class C	Period Ended July 31, 2006 (Unaudited)(2)	Year Ended January 31, 2006
Sales	439	—
Issued to shareholders electing to receive payments of distributions in Fund shares	1	—
Net increase	440	—

(1)  Class C shares of the Florida Insured Fund commenced operations on June 2, 2006.

(2)  Class C shares of the Kansas Fund commenced operations on June 2, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2006, each Fund paid or accrued advisory fees as follows:

Fund	Amount	Effective Rate*
Florida Insured	$52,950	0.25%
Hawaii	12,807	0.15%
Kasas	19,189	0.17%

*  As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended July 31, 2006, EVM earned $352, $227 and $400 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,931, $952 and $2,128 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and Kansas Fund, respectively, for the six months ended July 31, 2006.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution Plans

Class A of each Fund has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the six months ended July 31, 2006 amounted to $29,882, $10,556, and $17,876 for Class A shares of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. Each Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In addition, the Florida Insured Fund and the Kansas Fund each has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Florida Insured Fund, Hawaii Fund and Kansas Fund paid or accrued $49,283, $24,036 and $18,195, respectively, for Class B shares, to or payable to EVD for the six months ended July 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class B shares. The Florida Insured Fund and Kansas Fund paid or accrued $1 and $3, respectively, for Class C shares, to or payable to EVD for the period ended July 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class C shares. At July 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $546,000, $397,000 and $232,000, respectively, for Class B shares, and the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the Florida Insured Fund and the Kansas Fund were approximately $100 and $300, respectively, for Class C shares. The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended July 31, 2006, amounted to $13,142, $6,409, and $4,852, for the Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for Class B shares. Service fees paid or accrued for the period ended July 31, 2006, amounted to $1 each for the Florida Insured Fund and Kansas Fund Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $5,000, $0 and $0 of CDSC paid by Class A shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, and approximately $13,000, $5,000 and $7,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. EVD did not receive any CDSC paid by Class C shareholders of the Florida Insured Fund and Kansas Fund, respectively, for the period ended July 31, 2006.

  7  Investments

Purchases and sales of investments by the Fund, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2006, were as follows:

Florida Insured Fund
Purchases	$11,328,620
Sales	14,444,403
Hawaii Fund
Purchases	$4,128,392
Sales	4,045,883
Kansas Fund
Purchases	$6,137,900
Sales	2,776,274

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at July 31, 2006, as computed on a federal income tax basis, are as follows:

Florida Insured Fund
Aggregate Cost	$40,174,095
Gross unrealized appreciation	$1,867,886
Gross unrealized depreciation	(42,413)
Net unrealized appreciation	$1,825,473
Hawaii Fund
Aggregate Cost	$16,144,462
Gross unrealized appreciation	$954,323
Gross unrealized depreciation	(42,068)
Net unrealized appreciation	$912,255
Kansas Fund
Aggregate Cost	$24,301,333
Gross unrealized appreciation	$1,067,591
Gross unrealized depreciation	(49,750)
Net unrealized appreciation	$1,017,841

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2006, the Hawaii Fund had a balance outstanding pursuant to this line of credit of $200,000. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2006.

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At July 31, 2006, the Hawaii Fund had a payment due to IBT pursuant to the foregoing arrangement of $66,981.

  11  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2006 is as follows:

Futures Contracts

Fund	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
Florida		85
Insured	09/06	U.S. Treasury Bond	Short	$(9,055,458)	$(9,203,906)	$(148,448)
		50
Hawaii	09/06	U.S. Treasury Bond	Short	$(5,327,131)	$(5,414,062)	$(86,931)

At July 31, 2006, the Kansas Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes semi-annually payments at a fixed rate equal to 5.77% on the notional amount of $2,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a payable for open swap contracts of $33,798 on July 31, 2006.

At July 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements under these contracts.

  12  Recently Issued Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Florida Insured Municipals Fund

•  Eaton Vance Hawaii Municipals Fund

•  Eaton Vance Kansas Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
Portfolio Manager
of Florida Insured
Municipals Fund
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Portfolio Manager
of Hawaii Municipals Fund
Thomas M. Metzold
Vice President
Portfolio Manager
of Kansas Municipals Fund
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust II
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about each Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

335-9/06  3CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 15, 2006

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 15, 2006